SUBSEQUENT EVENTS (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Share-based compensation key management personnel explanatory	The number of conditional shares granted includes those granted to directors and prescribed officers as follows:

Number of conditional shares

Executive directors
D J Pretorius	404,342
A J Davel	215,259

Prescribed officers
W J Schoeman	215,259